FINANCIAL INSTRUMENTS - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 6	$ 79
Derivative financial liabilities, Expected Cash Flow	6
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities	803	677
Taxes payable	82
Loans and borrowings	7,537	7,463
Dividends payable	97	$ 91
Finance leases	23
Trade payables and accrued liabilities, Expected Cash Flows	803
Taxes Payable, Expected Cash Flows	82
Loans and borrowings, Expected Cash Flows	10,794
Dividends payable, Expected Cash Flows	97
Finance leases, Expected Cash Flows	23
Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, Expected Cash Flow	6
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	803
Taxes Payable, Expected Cash Flows	67
Loans and borrowings, Expected Cash Flows	724
Dividends payable, Expected Cash Flows	97
Finance leases, Expected Cash Flows	9
1 - 3 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, Expected Cash Flow	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Taxes Payable, Expected Cash Flows	3
Loans and borrowings, Expected Cash Flows	2,334
Dividends payable, Expected Cash Flows	0
Finance leases, Expected Cash Flows	11
3 - 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, Expected Cash Flow	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Taxes Payable, Expected Cash Flows	4
Loans and borrowings, Expected Cash Flows	1,183
Dividends payable, Expected Cash Flows	0
Finance leases, Expected Cash Flows	3
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, Expected Cash Flow	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Taxes Payable, Expected Cash Flows	8
Loans and borrowings, Expected Cash Flows	6,553
Dividends payable, Expected Cash Flows	0
Finance leases, Expected Cash Flows	$ 0